Employee benefits liabilities - Disclosure of maturity profile of defined benefit obligation (Details) € in Millions	Dec. 31, 2021 EUR (€)
2022 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 1,647
2022 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	126
2023 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,605
2023 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	124
2024 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,621
2024 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	124
2025 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,627
2025 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	124
2026 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,663
2026 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	123
2027-2031 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	8,200
2027-2031 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 604